6. Equity Transactions (June 30, 2017 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017
Loss on share for warrant exchanges	$ (119,789)	$ 0
Restricted Stock [Member]
Stock issued for services, shares	15,000
Stock issued for services, value	$ 33,600
Restricted Stock Units (RSUs) [Member]
Withholding tax paid in return for cancellation of shares			13,146
H.C. Wainwright [Member]
Proceeds from sale of stock	1,903
Commissions	63
Other offering expenses	$ 133
Stock issued	1,000		216,078
Two Investors [Member] | Restricted Stock [Member]
Shares exchanged, shares issued	11,497
Two Investors [Member] | Warrant [Member]
Shares exchanged, shares converted	22,993
Two Institutional Investors [Member] | Restricted Stock [Member]
Shares exchanged, shares issued	57,844
Two Institutional Investors [Member] | Warrant [Member]
Shares exchanged, shares converted	77,125
Four Employees [Member]
Options issued	34,500
Chief Executive Officer [Member]
Restricted stock issued for cancellation of previously recorded stock share issuance	32,674
Withholding tax paid in return for cancellation of shares	35,326
Executives [Member] | Restricted Stock Units (RSUs) [Member]
Shares exchanged, shares converted	46,125
Executives [Member] | Common Stock [Member]
Shares exchanged, shares issued	22,470
Withholding tax paid in return for cancellation of shares	23,655